Other Related Party Transactions - International Joint Ventures and Strategic Partnerships (Details) $ in Millions, ₨ in Billions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Apr. 02, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 INR (₨) shares
Related Party Transaction [Line Items]
Revenue			$ 61.0	$ 143.0	$ 170.0
IndiaCo
Related Party Transaction [Line Items]
Ownership percentage			27.50%			27.50%
Guaranty, shares pledged (in shares) | shares			8,467,347			8,467,347
Guaranty, shares pledged, percentage			14.70%			14.70%
Guaranty, shares pledged, value			$ 66.5			₨ 5.5
Guarantees			$ 0.4
IndiaCo | 2020 Debentures
Related Party Transaction [Line Items]
Conversion of notes receivable to investment (in shares) | shares			12,397,510
IndiaCo | Other Convertible Debentures
Related Party Transaction [Line Items]
Conversion of notes receivable to investment (in shares) | shares			3,375,000
IndiaCo
Related Party Transaction [Line Items]
Management fee income			$ 7.0	6.0	2.0
Affiliated Entity | ChinaCo
Related Party Transaction [Line Items]
Lease guaranty fee			$ 0.1
Transition services fees	$ 2.0
Transition services reimbursement	$ 0.6
Annual management fee percent			4.00%
Information technology services		$ 1.0
Guarantees			$ 4.0
Revenue			$ 0.0	$ 2.0	$ 3.0